Investment (Details) - YAS Digital Group Limited [Member] - USD ($)	Dec. 11, 2025	Mar. 31, 2026
Schedule of Investment [Line Items]
Aggregate subscription price	$ 2,500,000
Percentage of holding shares		6.02%
Series A2 Preferred Share [Member]
Schedule of Investment [Line Items]
Price per share	$ 1,276.3
Acquisition of shares	1,959